Income statements - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Interest income:
Calculated using the effective interest rate method	[1]	$ 32,518	$ 31,987	$ 30,614
Other	[1]	704	584	618
Total interest income	[1]	33,222	32,571	31,232
Interest expense	[1]	(16,315)	(16,066)	(15,716)
Net interest income	[1]	16,907	16,505	15,516
Net fee income	[1]	1,655	2,424	2,603
Net wealth management and insurance income	[1]	1,029	2,061	1,800
Trading income	[1]	929	945	1,202
Other income	[1]	129	72	529
Net operating income before operating expenses and impairment charges	[1]	20,649	22,007	21,650
Operating expenses	[1]	(10,106)	(9,566)	(9,282)
Impairment charges	[1]	(794)	(710)	(853)
Profit before income tax	[1]	9,749	11,731	11,515
Income tax expense	[1]	(2,959)	(3,632)	(3,518)
Net profit for the year	[1]	6,790	8,099	7,997
Net profit attributable to non-controlling interests	[1]	(6)	(4)	(7)
Net profit attributable to owners of Westpac Banking Corporation	[1]	$ 6,784	$ 8,095	$ 7,990
Earnings per share
Basic (in dollars per share)	[1]	$ 1.965	$ 2.375	$ 2.380
Diluted (in dollars per share)	[1]	$ 1.895	$ 2.301	$ 2.293
Parent Entity
Interest income:
Calculated using the effective interest rate method	[1]	$ 32,736	$ 32,190
Other	[1]	776	640
Total interest income	[1]	33,512	32,830
Interest expense	[1]	(19,295)	(18,977)
Net interest income	[1]	14,217	13,853
Net fee income	[1]	922	2,172
Trading income	[1]	956	919
Other income	[1]	2,684	2,633
Net operating income before operating expenses and impairment charges	[1]	18,779	19,577
Operating expenses	[1]	(8,631)	(8,000)
Impairment charges	[1]	(750)	(682)
Profit before income tax	[1]	9,398	10,895
Income tax expense	[1]	(2,277)	(2,751)
Net profit for the year	[1]	7,121	8,144
Net profit attributable to owners of Westpac Banking Corporation	[1]	$ 7,121	$ 8,144

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.